SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

The interim consolidated financial statements have been prepared using accounting policies consistent with IFRS and in accordance with International Accounting Standard (“IAS”) 34 - “Interim Financial Reporting”.

The unaudited Company’s interim consolidated financial statements as of June 30, 2023 and for the six months then ended (“interim financial statements”) should be read in conjunction with the audited consolidated financial statements of the Company as of December 31, 2022 and for the year then ended which have been prepared in accordance with IFRS.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments presented at fair value through profit or loss and certain employee benefit liabilities, net.

The Company has elected to present the profit or loss items using the function of expense method.

Significant accounting policies
b.	Significant accounting policies:

The significant accounting policies, presentation and methods of computation adopted in the preparation of these interim financial statements are consistent with those followed in the preparation of the Company’s consolidated audited financial statements for the year ended December 31, 2022, except as set forth below.

Warrants
c.	Warrants

The Company issued public warrants (the “Warrants”) as part of the closing of the BCA. Each Warrant entitles the holder to purchase one Ordinary share of the Company at an exercise price of $11.50 per share (“Warrant Price”).

A Warrant may be exercised during the period commencing on the date that is thirty (30) days after the consummation of the BCA and terminating on the date that is five (5) years after the date on which the Company consummated the BCA (the “Exercise Period”).

Not less than all of the outstanding Warrants may be redeemed, at the option of the Company, at any time during the Exercise Period at the price of $0.01 per Warrant (“Redemption Price”), provided that the closing price of the Company’s Ordinary share equals or exceeds $18.00 per share, on each of twenty (20) trading days within any thirty (30) trading day period, subject to the terms of the Warrant agreement. In the event of such a redemption, the Company’s management may elect to force all holders of Warrants to exercise such Warrants on a “cashless basis” by surrendering the Warrants for that number of Ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Ordinary shares underlying the Warrants, multiplied by the difference between the Warrant Price and the Fair Market Value (as defined in the Warrant agreement) by (y) the Fair Market Value.

According to IAS 32, derivatives which will be settled only by the issuer exchanging fixed amounts of cash to fixed numbers of the Company’s Ordinary shares will be classified as equity. Otherwise, the instrument should be classified as a financial liability. Therefore, the Group has classified all Warrants as a financial liability. The Warrant instrument is initially recognized at fair value, and subsequently measured at fair value changes in fair value are recognized in profit or loss.